7. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax reconciliation
	2012	2011
Federal tax (benefit) at statutory rate	$(564,259)	$(665,257)
Expiration of net operating loss carryforwards	533,950	1,794,072
Expiration of tax credits	––	33,000
Change in valuation allowance	30,403	(1,162,821)
Other	(94)	1,006
Provision for income taxes, net	$––	$––

Deferred taxes
	2012	2011
Deferred tax assets (liabilities)
Net operating loss carryforwards	$7,824,444	$8,209,728
Accrued compensation	105,767	29,431
Depreciation	4,253	173
Stock-based compensation	350,401	276,929
Accrued related party interest	938,193	688,827
Other	20,082	7,649
Total	9,243,140	9,212,737

Less: Valuation allowance	(9,243,140)	(9,212,737)
Net deferred tax asset	$––	$––

Operating loss tax carryforwards
Year of Expiration	Net Operating Losses
2013	$1,425,000
2014	1,234,000
2020	2,849,000
2021	4,168,000
2023	1,217,000
2024	646,000
2025	589,000
2026	873,000
2027	2,607,000
2028	2,512,000
2029	2,196,000
2030	1,232,000
2031	1,028,000
2032	437,000
Total	$23,013,000